Tax	12 Months Ended
Dec. 31, 2022
Tax
29 Tax
Details of current and deferred taxes
in	2022	2021	2020
Current and deferred taxes (CHF million)
Switzerland	314	316	163
Foreign	(76)	485	204
Current income tax expense	238	801	367
Switzerland	120	222	450
Foreign	3,690	3	(16)
Deferred income tax expense	3,810	225	434
Income tax expense	4,048	1,026	801
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(266)	(63)	25
Cumulative translation adjustment	(10)	4	0
Unrealized gains/(losses) on debt securities	(9)	0	(6)
Actuarial gains/(losses)	(34)	228	(18)
Net prior service credit/(cost)	(35)	(23)	(33)
Share-based compensation and treasury shares	(4)	(4)	(4)
Reconciliation of taxes computed at the Swiss statutory rate
in	2022	2021	2020
Income/(loss) before taxes (CHF million)
Switzerland	(988)	257	1,770
Foreign	(2,270)	(857)	1,697
Income/(loss) before taxes	(3,258)	(600)	3,467
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	(603)	(111)	693
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(93)	370	(62)
Non-deductible amortization of other intangible assets and goodwill impairment	0	(300)	0
Other non-deductible expenses	306	386	254
Additional taxable income	4	15	8
Lower taxed income	(147)	(146)	(234)
(Income)/loss taxable to noncontrolling interests	11	11	18
Changes in tax law and rates	23	(33)	(6)
Changes in deferred tax valuation allowance	4,545	621	322
Change in recognition of outside basis difference	(2)	2	(9)
(Windfall tax benefits) /shortfall tax charges on share-based compensation	84	37	76
Other	(80)	174	(259)
Income tax expense	4,048	1,026	801
1 The statutory tax rate was 18.5% in 2022 and 2021 and 20% in 2020.
2022
Foreign tax rate differential of CHF 93 million reflected a foreign tax benefit, primarily driven by losses in higher tax jurisdictions, mainly in the US and the UK, partially offset by profits made in higher tax jurisdictions, mainly in Brazil. The foreign tax rate expense of CHF 3,614 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 306 million included the impact of CHF 189 million relating to non-deductible interest expenses and non-deductible funding costs, CHF 154 million relating to non-deductible legacy litigation provisions, CHF 75 million relating to other non-deductible expenses, CHF 15 million relating to non-deductible UK bank levy costs and various smaller items. These expenses were partially offset by a net benefit of CHF 138 million for the reassessment of the interest cost deductibility relating to the recognition of previously unrecognized tax benefits of non-deductible funding.
Lower taxed income of CHF 147 million included a tax benefit of CHF 65 million related to non-taxable life insurance income, CHF 39 million related to non-taxable dividend income, CHF 37 million related to concessionary and lower taxed income and various smaller items.
Changes in deferred tax valuation allowances of CHF 4,545 million primarily related to the reassessment of deferred tax assets as a result of the comprehensive strategic review announced on October 27, 2022, primarily due to the limited future taxable income against which deferred tax assets could be utilized. Management considered both positive and negative evidence and concluded that it is more likely than not that a significant portion of the Group’s deferred tax assets will not be realized. This resulted in an increase in the valuation allowance of CHF 3,655 million, mainly in respect of two of the Group’s operating entities in the US. The net impact also included valuation allowances on deferred tax assets of CHF 850 million related to current year results, mainly in respect of two of the Group’s operating entities in Switzerland, three of the Group’s operating entities in the US and two of the Group’s operating entities in the UK. This also included an increase in the valuation allowance of CHF 40 million relating to year-end reassessments of deferred tax assets.
Other of CHF 80 million included an income tax benefit of CHF 180 million relating to return-to-provision adjustments and CHF 36 million relating to tax credits. These benefits were partially offset by CHF 57 million relating to the current year US base erosion and anti-abuse tax (BEAT) provision, CHF 45 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements and CHF 27 million relating to unrealized mark-to-market results on share-based compensation. The remaining balance included various smaller items.
2021
Foreign tax rate differential of CHF 370 million reflected a foreign tax charge primarily driven by losses in higher tax jurisdictions, mainly in the UK, partially offset by profits made in higher tax jurisdictions, such as the US. The foreign tax rate expense of CHF 488 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 386 million included the impact of CHF 200 million relating to non-deductible interest expenses and non-deductible costs related to funding and capital (including a contingency accrual of CHF 11 million), CHF 93 million relating to non-deductible legacy litigation provisions, including amounts relating to the Mozambique matter, CHF 43 million relating to other non-deductible expenses, CHF 39 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs and various other small items.
Lower taxed income of CHF 146 million included a tax benefit of CHF 77 million related to non-taxable life insurance income, CHF 41 million related to non-taxable dividend income, CHF 15 million related to concessionary and lower taxed income, CHF 15 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF 621 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF 781 million, mainly in respect of two of the Group’s operating entities in the UK. This mainly reflected the impact of the loss related to Archegos attributable to the UK operations. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF 160 million, mainly in respect of one of the Group’s operating entities in Switzerland and another of the Group’s operating entities in Hong Kong.
Other of CHF 174 million included an income tax charge of CHF 100 million relating to withholding taxes, CHF 51 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements, CHF 29 million relating to the current year BEAT provision and CHF 14 million relating to own credit valuation movements. These benefits were partially offset by CHF 24 million relating to prior years’ adjustments. The remaining balance included various smaller items.
2020
Foreign tax rate differential of CHF 62 million reflected a foreign tax benefit primarily driven by losses in higher tax jurisdictions, mainly in the UK, and profits incurred in lower tax jurisdictions, mainly in Singapore, partially offset by profits made in higher tax jurisdictions, such as the US. The foreign tax rate expense of CHF 188 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 254 million included the impact of CHF 117 million relating to non-deductible interest expenses and non-deductible costs related to funding and capital (including the impact of a previously unrecognized tax benefit of CHF 157 million relating to the resolution of interest cost deductibility with and between international tax authorities, partially offset by a contingency accrual of CHF 41 million), CHF 68 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 46 million relating to non-deductible legacy litigation provisions and CHF 23 million relating to other non-deductible expenses.
Lower taxed income of CHF 234 million included a tax benefit of CHF 79 million related to the revaluations of the equity investments in SIX Group AG, Allfunds Group and Pfandbriefbank in Switzerland, CHF 67 million related to concessionary and lower taxed income, CHF 67 million related to non-taxable life insurance income, CHF 19 million related to the transfer of the Investlab fund platform to Allfunds Group and various smaller items.
Changes in deferred tax valuation allowances of CHF 322 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF 353 million, mainly in respect of the re-assessment of deferred tax assets reflecting changes in the forecasted future profitability of two of the Group’s operating entities in Switzerland of CHF 252 million, and also in respect of one of the Group’s operating entities in the UK. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF 31 million, mainly in respect of one of the Group’s operating entities in Hong Kong and another of the Group’s operating entities in the UK.
Other of CHF 259 million included an income tax benefit from the re-assessment of the BEAT provision for 2019 of CHF 180 million and the impact of a change in US tax rules relating to federal net operating losses (NOL), where federal NOL generated in tax years 2018, 2019 or 2020 can be carried back for five years instead of no carry back before and also the deductible interest expense limitations for the years 2019 and 2020 have been increased from 30% to 50% of adjusted taxable income for the year, which in aggregate resulted in a benefit of CHF 141 million. Additionally, this included an income tax benefit of CHF 82 million relating to prior years’ adjustments and a tax benefit of CHF 34 million relating to the beneficial earnings mix of one of the Group’s operating entities in Switzerland. These benefits were partially offset by CHF 78 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements, CHF 61 million relating to withholding taxes, CHF 26 million relating to the current year BEAT provision and CHF 14 million relating to own credit valuation movements. The remaining balance included various smaller items.
The US tax reform enacted in December 2017 introduced the BEAT tax regime, effective as of January 1, 2018, for which final regulations were issued by the US Department of Treasury on December 2, 2019. Following the publication of the 2019 financial statements, Credit Suisse continued its analysis of the final regulations, resulting in a revision to the technical application of the prior BEAT estimate. This new information was not available or reasonably knowable at the time of the publication of the 2019 financial statements and resulted in a change of accounting estimate reflected in 2020.
Deferred tax assets and liabilities
end of	2022	2021
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	654	844
Loans	1,151	485
Investment securities	992	1,257
Provisions	648	1,358
Leases	357	367
Derivatives	184	58
Real estate	241	258
Net operating loss carry-forwards	9,435	7,120
Goodwill and intangible assets	67	135
Other	437	171
Gross deferred tax assets before valuation allowance	14,166	12,053
Less valuation allowance	(10,208)	(6,072)
Gross deferred tax assets net of valuation allowance	3,958	5,981
Compensation and benefits	(878)	(973)
Loans	(2,298)	(305)
Investment securities	(744)	(722)
Provisions	(282)	(298)
Leases	(351)	(358)
Derivatives	(286)	(218)
Real estate	(46)	(46)
Other	(146)	(108)
Gross deferred tax liabilities	(5,031)	(3,028)
Net deferred tax assets/(liabilities)	(1,073)	2,953
of which deferred tax assets	305	3,707
of which net operating losses	141	881
of which deductible temporary differences	164	2,826
of which deferred tax liabilities	(1,378)	(754)
Net deferred tax liabilities of CHF 1,073 million as of December 31, 2022 decreased CHF 4,026 million compared to net deferred tax assets of CHF 2,953 million as of December 31, 2021, primarily reflecting the valuation allowances relating to the reassessment of the deferred tax assets as a result of the comprehensive strategic review announced on October 27, 2022, as well as valuation allowances relating to current period results. The movement also reflected tax impacts directly recorded in other comprehensive income, mainly related to own credit movements, partially offset by the impact of foreign exchange translation gains, which were included within the currency translation adjustments, and a pension plan re-measurement.
The Group’s valuation allowance against gross deferred tax assets was CHF 10.2 billion as of December 31, 2022 compared to CHF 6.1 billion as of December 31, 2021. This was due to the uncertainty concerning the Group’s ability to generate the necessary amount and mix of taxable income in future periods. The valuation allowance also reflected an increase due to participation impairments in one of the Group’s operating entities in Switzerland and a decrease due to valuation allowance adjustments recorded in other comprehensive income, mainly related to own credit movements.
Unrecognized deferred tax liabilities
As of December 31, 2022, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 18.2 billion. No deferred tax liability was recorded in respect of those amounts, as these earnings are considered indefinitely reinvested. The Group would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Amounts and expiration dates of net operating loss carry-forwards
end of 2022	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	4,081
Due to expire within 2 to 5 years	4,772
Due to expire within 6 to 10 years	12,780
Due to expire within 11 to 20 years	9,118
Amount due to expire	30,751
Amount not due to expire	24,834
Total net operating loss carry-forwards	55,585
Movements in the valuation allowance
in	2022	2021	2020
Movements (CHF million)
Balance at beginning of period	6,072	4,465	4,136
Net changes	4,136	1,607	329
Balance at end of period	10,208	6,072	4,465
As part of its normal practice, the Group conducted a detailed evaluation of its expected future results. This evaluation was dependent on management estimates and assumptions in developing the expected future results, which were based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income and also considered stress scenarios.
This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant gross deferred tax assets, primarily in the US, Switzerland and the UK. The Group then compared those expected future results with the applicable law governing the utilization of deferred tax assets.
Based on the expected future results in two of the Group’s operating entities in Switzerland and given that the Swiss tax law allows for a seven-year carry-forward period for NOLs, a valuation allowance is still required on the deferred tax assets of these entities.
UK tax law allows for an unlimited carry-forward for NOLs, while US tax law allows for a 20-year carry-forward period for NOLs arising prior to 2017, federal NOLs generated in tax years from 2018, 2019 and 2020 to be carried back for five years and no expiry limitations for NOLs that arose in 2018 and subsequent years. However, unlimited and long expiry limitations for NOLs are not expected to have a material impact on the recoverability of the net deferred tax assets as management concluded that there was limited recoverability of the net deferred tax assets in the US and the UK as a result of the comprehensive strategic review announced on October 27, 2022, primarily due to limited future taxable income against which deferred tax assets could be utilized.
Tax benefits associated with share-based compensation
in	2022	2021	2020
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	221	234	264
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 30 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group has recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in the consolidated statements of operations and reflected as an operating cash inflow in the consolidated statements of cash flows. If, upon settlement, the tax deduction is lower than the cumulative compensation cost that the Group has recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in the consolidated statements of operations.
Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.
Reconciliation of gross unrecognized tax benefits
	2022	2021	2020
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	425	382	595
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	239	23	14
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(434)	(35)	(249)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	46	54	90
Decreases in unrecognized tax benefits as a result of tax positions taken during the current period	(41)	0	0
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	0	(3)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(15)	(6)	(17)
Other (including foreign currency translation)	11	7	(48)
Balance at end of period	227	425	382
of which, if recognized, would affect the effective tax rate	227	425	382
Interest and penalties
in	2022	2021	2020
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(5)	3	(16)
Interest and penalties recognized in the consolidated balance sheets	59	64	61
Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, Germany, Switzerland, the UK and the US. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease of between zero and CHF 14 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2020 (federal and Zurich cantonal level); Brazil – 2017; the UK – 2012; and the US – 2010.

Bank
Tax
28 Tax
Details of current and deferred taxes
in	2022	2021	2020
Current and deferred taxes (CHF million)
Switzerland	296	302	151
Foreign	(95)	472	188
Current income tax expense	201	774	339
Switzerland	73	156	367
Foreign	3,699	8	(9)
Deferred income tax expense	3,772	164	358
Income tax expense	3,973	938	697
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(266)	(62)	25
Cumulative translation adjustment	(7)	4	0
Unrealized gains/(losses) on debt securities	(9)	(4)	(6)
Actuarial gains/(losses)	(84)	0	(19)
Net prior service cost	0	0	1
Reconciliation of taxes computed at the Swiss statutory rate
in	2022	2021	2020
Income/(loss) before taxes (CHF million)
Switzerland	543	1,659	2,477
Foreign	(3,874)	(1,750)	734
Income/(loss) before taxes	(3,331)	(91)	3,211
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate [1]	(616)	(17)	642
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(127)	92	(64)
Non-deductible amortization of other intangible assets and goodwill impairment	0	(181)	0
Other non-deductible expenses	303	369	253
Additional taxable income	5	15	8
Lower taxed income	(144)	(129)	(221)
(Income)/loss taxable to noncontrolling interests	11	12	18
Changes in tax law and rates	24	(29)	(5)
Changes in deferred tax valuation allowance	4,512	612	281
Change in recognition of outside basis difference	(2)	3	(13)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	82	37	75
Other	(75)	154	(277)
Income tax expense	3,973	938	697
1 The statutory tax rate was 18.5% in 2022 and 2021 and 20% in 2020.
2022
Foreign tax rate differential of CHF 127 million reflected a foreign tax benefit primarily driven by losses in higher tax jurisdictions, mainly in the US and the UK, partially offset by profits made in higher tax jurisdictions, mainly in Brazil. The foreign tax rate expense of CHF 3,604 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 303 million included the impact of CHF 196 million relating to non-deductible interest expenses and non-deductible funding costs, CHF 154 million relating to non-deductible legacy litigation provisions, CHF 74 million relating to other non-deductible expenses, CHF 8 million relating to non-deductible UK bank levy costs and various smaller items. These expenses were partially offset by the net benefit of CHF 138 million for the reassessment of the interest cost deductibility relating to the recognition of previously unrecognized tax benefits of non-deductible funding.
Lower taxed income of CHF 144 million included a tax benefit of CHF 65 million related to non-taxable life insurance income, CHF 39 million related to non-taxable dividend income, CHF 36 million related to concessionary and lower taxed income and various smaller items.
Changes in deferred tax valuation allowances of CHF 4,512 million primarily related to the reassessment of deferred tax assets as a result of the comprehensive strategic review announced on October 27, 2022, primarily due to the limited future taxable income against which deferred tax assets could be utilized. Management considered both positive and negative evidence and concluded that it is more likely than not that a significant portion of the Bank’s deferred tax assets will not be realized. This resulted in an increase in the valuation allowance of CHF 3,655 million, mainly in respect of two of the Bank’s operating entities in the US. The net impact also included valuation allowances on deferred tax assets of CHF 817 million related to the current year results, mainly in respect of one of the Bank’s operating entities in Switzerland, three of the Bank’s operating entities in the US and two of the Bank’s operating entities in the UK. This also included an increase in the valuation allowance of CHF 40 million relating to year-end reassessments of deferred tax assets.
Other of CHF 75 million included an income tax benefit of CHF 172 million relating to return-to-provision adjustments and CHF 24 million relating to tax credits. These benefits were partially offset by CHF 57 million relating to the current year US base erosion and anti-abuse tax (BEAT) provision, CHF 45 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements and CHF 24 million relating to unrealized mark-to-market results on share-based compensation. The remaining balance included various smaller items.
2021
Foreign tax rate differential of CHF 92 million reflected a foreign tax charge primarily driven by losses in higher tax jurisdictions, mainly in the UK, partially offset by profits made in higher tax jurisdictions, such as the US. The foreign tax rate expense of CHF 480 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 369 million included the impact of CHF 200 million relating to non-deductible interest expenses and non-deductible costs related to funding and capital (including a contingency accrual of CHF 11 million), CHF 93 million relating to non-deductible legacy litigation provisions, including amounts relating to the Mozambique matter, CHF 39 million relating to non-deductible UK bank levy costs and other non-deductible compensation expenses and management costs, CHF 28 million relating to other non-deductible expenses and various smaller items.
Lower taxed income of CHF 129 million included a tax benefit of CHF 77 million related to non-taxable life insurance income, CHF 41 million related to non-taxable dividend income, CHF 5 million related to concessionary and lower taxed income, CHF 5 million related to exempt income and various smaller items.
Changes in deferred tax valuation allowances of CHF 612 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF 771 million, mainly in respect of two of the Bank’s operating entities in the UK. This mainly reflected the impact of the loss related to Archegos attributable to the UK operations. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF 159 million, mainly in respect of one of the Bank’s operating entities in Switzerland and another of the Bank’s operating entities in Hong Kong.
Other of CHF 154 million included an income charge of CHF 100 million relating to withholding taxes, CHF 51 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements and CHF 29 million relating to the current year BEAT provision. These charges were partially offset by CHF 30 million relating to prior years’ adjustments. The remaining balance included various smaller items.
2020
Foreign tax rate differential of CHF 64 million reflected a foreign tax benefit primarily driven by losses in higher tax jurisdictions, mainly in the UK, and profits incurred in lower tax jurisdictions, mainly in Singapore, partially offset by profits made in higher tax jurisdictions, such as the US. The foreign tax rate expense of CHF 179 million comprised not only the foreign tax expense based on statutory tax rates but also the tax impacts related to the following reconciling items.
Other non-deductible expenses of CHF 253 million included the impact of CHF 117 million relating to non-deductible interest expenses and non-deductible costs related to funding and capital (including the impact of a previously unrecognized tax benefit of CHF 157 million relating to the resolution of interest costs deductibility with and between international tax authorities, partially offset by a contingency accrual of CHF 41 million), CHF 68 million relating to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 46 million relating to non-deductible legacy litigation provisions and CHF 23 million relating to other non-deductible expenses.
Lower taxed income of CHF 221 million included a tax benefit of CHF 79 million related to the revaluations of the equity investments in the SIX Swiss Exchange (SIX) Group AG, Allfunds Group and Pfandbriefbank in Switzerland, CHF 53 million related to concessionary and lower taxed income, CHF 67 million related to non-taxable life insurance income, CHF 19 million related to the transfer of the InvestLab fund platform to Allfunds Group and various smaller items.
Changes in deferred tax valuation allowances of CHF 281 million included a tax charge from the increase in valuation allowances on deferred tax assets of CHF 312 million, mainly in respect of the re-assessment of deferred tax assets reflecting changes in the future profitability of one of the Bank’s operating entities in Switzerland of CHF 222 million, and also in respect of one of the Bank’s operating entities in the UK. Also included was the net impact of the release of valuation allowances on deferred tax assets of CHF 31 million, mainly in respect of one of the Bank’s operating entities in Hong Kong and another of the Bank’s operating entities in the UK.
Other of CHF 277 million included an income tax benefit from the re-assessment of the BEAT provision for 2019 of CHF 180 million and the impact of a change in US tax rules relating to federal net operating losses (NOL), where federal NOL generated in tax years 2018, 2019, or 2020 can be carried back for five years instead of no carry back before and also the deductible interest expense limitations for the years 2019 and 2020 have been increased from 30% to 50% of adjusted taxable income for the year, which in aggregate resulted in a benefit of CHF 141 million. Additionally, this included an income tax benefit of CHF 80 million relating to prior years’ adjustments and a tax benefit of CHF 34 million relating to the beneficial earnings mix of one of the Bank’s operating entities in Switzerland. These benefits were partially offset by CHF 78 million relating to the tax impact of an accounting standard implementation transition adjustment for own credit movements, CHF 61 million relating to withholding taxes, CHF 26 million relating to the current year BEAT provision and the remaining balance included various smaller items.
The US tax reform enacted in December 2017 introduced the BEAT tax regime, effective as of January 1, 2018, for which final regulations were issued by the US Department of Treasury on December 2, 2019. Following the publication of the 2019 financial statements, Credit Suisse continued its analysis of the final regulations, resulting in a revision to the technical application of the prior BEAT estimate. This new information was not available or reasonably knowable at the time of the publication of the 2019 financial statements and resulted in a change of accounting estimate reflected in 2020.
Deferred tax assets and liabilities
end of	2022	2021
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	638	832
Loans	209	319
Investment securities	992	1,257
Provisions	641	1,357
Leases	229	228
Derivatives	38	46
Real estate	229	250
Net operating loss carry-forwards	7,720	6,382
Goodwill and intangible assets	67	135
Other	418	151
Gross deferred tax assets before valuation allowance	11,181	10,957
Less valuation allowance	(8,488)	(5,338)
Gross deferred tax assets net of valuation allowance	2,693	5,619
Compensation and benefits	(202)	(355)
Loans	(1,190)	(131)
Investment securities	(744)	(722)
Provisions	(282)	(297)
Leases	(219)	(216)
Derivatives	(286)	(218)
Real estate	(43)	(38)
Other	(138)	(98)
Gross deferred tax liabilities	(3,104)	(2,075)
Net deferred tax assets/(liabilities)	(411)	3,544
of which deferred tax assets	259	3,666
of which net operating losses	138	877
of which deductible temporary differences	121	2,789
of which deferred tax liabilities	(670)	(122)
Net deferred tax liabilities of CHF 411 million as of December 31, 2022 decreased CHF 3,955 million compared to net deferred tax assets of CHF 3,544 million as of December 31, 2021, primarily reflecting the valuation allowances relating to the reassessment of the deferred tax assets as a result of the comprehensive strategic review announced on October 27, 2022, as well as valuation allowances relating to current period results. The movement also reflected tax impacts directly recorded in other comprehensive income, mainly related to own credit movements, partially offset by the impact of foreign exchange translation gains, which were included within the currency translation adjustments, and a pension plan re-measurement.
The Bank’s valuation allowance against gross deferred tax assets was CHF 8.5 billion as of December 31, 2022 compared to CHF 5.3 billion as of December 31, 2021. This was due to the uncertainty concerning the Bank’s ability to generate the necessary amount and mix of taxable income in future periods. The valuation allowance also reflected a decrease due to valuation allowance adjustments recorded in other comprehensive income, mainly related to own credit movements.
Unrecognized deferred tax liabilities
As of December 31, 2022, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 17.8 billion. No deferred tax liability was recorded in respect of those amounts, as these earnings are considered indefinitely reinvested. The Bank would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Amounts and expiration dates of net operating loss carry-forwards
end of 2022	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	4,008
Due to expire within 2 to 5 years	3,301
Due to expire within 6 to 10 years	4,247
Due to expire within 11 to 20 years	9,118
Amount due to expire	20,674
Amount not due to expire	24,813
Total net operating loss carry-forwards	45,487
Movements in the valuation allowance
in	2022	2021	2020
Movements (CHF million)
Balance at beginning of period	5,338	4,323	4,067
Net changes	3,150	1,015	256
Balance at end of period	8,488	5,338	4,323
Tax benefits associated with share-based compensation
in	2022	2021	2020
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	213	227	252
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 29 – Employee deferred compensation” for further information on share-based compensation.
Uncertain tax positions
Reconciliation of gross unrecognized tax benefits
in	2022	2021	2020
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	425	382	595
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	239	23	14
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(434)	(35)	(249)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	46	54	90
Decreases in unrecognized tax benefits as a result of tax positions taken during the current period	(41)	0	0
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(4)	0	(3)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(15)	(6)	(17)
Other (including foreign currency translation)	11	7	(48)
Balance at end of period	227	425	382
of which, if recognized, would affect the effective tax rate	227	425	382
Interest and penalties
in	2022	2021	2020
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(5)	3	(16)
Interest and penalties recognized in the consolidated balance sheets	59	64	61
Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, Germany, Switzerland, the UK and the US. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease of between zero and CHF 14 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2020 (federal and Zurich cantonal level); Brazil – 2017; the UK – 2012; and the US – 2010.
> Refer to “Note 29 – Tax” in VI – Consolidated financial statements – Credit Suisse Group for further information.